Document and Entity Information	12 Months Ended
Oct. 31, 2020
Document and Entity Information [Abstract]
Document Type	F-1
Entity Registrant Name	TIAN RUIXIANG HOLDINGS LTD
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001782941
Amendment Flag	false